Intangible Assets (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Intangible Assets [Line Items]
Disposals or retirements
Additions to intangible assets
Impairment amount	267,017		79,740
Impairment	39,700	$ 191.0	$ 66,000
Impairments recognized to intangible assets
Percentage of discount rates	10.00%	10.00%
Percentage of discount rate related to impairment	1.00%	1.00%
Percentage of royalty rate	0.25%	0.25%	0.25%
Bottom of range [member]
Intangible Assets [Line Items]
Percentage of discount rates			9.00%
International CGU [Member]
Intangible Assets [Line Items]
Impairment amount	$ 191,000		$ 64,000
Impairment			15,800
Impairment			2,000
Intangible assets			$ 13,800
Impairments recognized to intangible assets	6,000
Additional amount of impairment	$ 4,600
North America CGU [Member]
Intangible Assets [Line Items]
Percentage of discount rate related to impairment	5.00%	5.00%
Additional amount of impairment	$ 27,500
North America [Member]
Intangible Assets [Line Items]
Impairments recognized to intangible assets	$ 29,900